Securities	6 Months Ended
Jun. 30, 2015
Investments debt and equity securities [Abstract]
Investments In Debt And Marketable Equity Securities And Certain Trading Assets Disclosure Text Block

NOTE 4: SECURITIES

At June 30, 2015 and December 31, 2014, respectively, all securities within the scope of Accounting Standards Codification (“ASC”) 320, Investments – Debt and Equity Securities, were classified as available-for-sale. The fair value and amortized cost for securities available-for-sale by contractual maturity at June 30, 2015 and December 31, 2014, respectively, are presented below.

	1 year	1 to 5	5 to 10	After 10	Fair	Gross Unrealized		Amortized
(Dollars in thousands)	or less	years	years	years	Value	Gains	Losses	Cost
June 30, 2015
Agency obligations (a)	$5,007	26,033	14,870	14,309	60,219	509	869	$60,579
Agency RMBS (a)	—	1,994	15,340	104,779	122,113	1,156	995	121,952
State and political subdivisions	—	1,055	13,121	56,398	70,574	2,525	290	68,339
Total available-for-sale	$5,007	29,082	43,331	175,486	252,906	4,190	2,154	$250,870

December 31, 2014
Agency obligations (a)	$—	30,947	14,869	14,433	60,249	375	830	$60,704
Agency RMBS (a)	—	—	14,523	120,520	135,043	1,597	616	134,062
State and political subdivisions	—	502	15,520	56,289	72,311	3,379	34	68,966
Total available-for-sale	$—	31,449	44,912	191,242	267,603	5,351	1,480	$263,732
(a) Includes securities issued by U.S. government agencies or government sponsored entities.

Securities with aggregate fair values of $140.3 million and $132.2 million at June 30, 2015 and December 31, 2014, respectively, were pledged to secure public deposits, securities sold under agreements to repurchase, Federal Home Loan Bank (“FHLB”) advances, and for other purposes required or permitted by law.

Included in other assets are cost-method investments. The carrying amounts of cost-method investments were $1.4 million and $1.6 million at June 30, 2015 and December 31, 2014, respectively. Cost-method investments primarily include non-marketable equity investments, such as FHLB of Atlanta stock and Federal Reserve Bank (“FRB”) stock.

Gross Unrealized Losses and Fair Value

The fair values and gross unrealized losses on securities at June 30, 2015 and December 31, 2014, respectively, segregated by those securities that have been in an unrealized loss position for less than 12 months and 12 months or longer, are presented below.

	Less than 12 Months		12 Months or Longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(Dollars in thousands)	Value	Losses	Value	Losses	Value	Losses
June 30, 2015:
Agency obligations	$—	—	24,089	869	$24,089	869
Agency RMBS	28,866	558	19,464	437	48,330	995
State and political subdivisions	13,050	290	—	—	13,050	290
Total	$41,916	848	43,553	1,306	$85,469	2,154

December 31, 2014:
Agency obligations	$—	—	24,126	830	$24,126	830
Agency RMBS	9,078	22	42,744	594	51,822	616
State and political subdivisions	4,257	34	—	—	4,257	34
Total	$13,335	56	66,870	1,424	$80,205	1,480

For the securities in the previous table, the Company does not have the intent to sell and has determined it is not more likely than not that the Company will be required to sell the security before recovery of the amortized cost basis, which may be maturity. On a quarterly basis, the Company assesses each security for credit impairment. For debt securities, the Company evaluates, where necessary, whether credit impairment exists by comparing the present value of the expected cash flows to the securities’ amortized cost basis. For cost-method investments, the Company evaluates whether an event or change in circumstances has occurred during the reporting period that may have a significant adverse effect on the fair value of the investment.

In determining whether a loss is temporary, the Company considers all relevant information including:

  the length of time and the extent to which the fair value has been less than the amortized cost basis;
  adverse conditions specifically related to the security, an industry, or a geographic area (for example, changes in the financial condition of the issuer of the security, or in the case of an asset-backed debt security, in the financial condition of the underlying loan obligors, including changes in technology or the discontinuance of a segment of the business that may affect the future earnings potential of the issuer or underlying loan obligors of the security or changes in the quality of the credit enhancement);
  the historical and implied volatility of the fair value of the security;
  the payment structure of the debt security and the likelihood of the issuer being able to make payments that increase in the future;
  failure of the issuer of the security to make scheduled interest or principal payments;
  any changes to the rating of the security by a rating agency; and
  recoveries or additional declines in fair value subsequent to the balance sheet date.

Agency obligations

The unrealized losses associated with agency obligations were primarily driven by changes in interest rates and not due to the credit quality of the securities. These securities were issued by U.S. government agencies or government-sponsored entities and did not have any credit losses given the explicit government guarantee or other government support.

Agency RMBS

The unrealized losses associated with agency residential mortgage-backed securities (“RMBS”) were primarily driven by changes in interest rates and not due to the credit quality of the securities. These securities were issued by U.S. government agencies or government-sponsored entities and did not have any credit losses given the explicit government guarantee or other government support.

Securities of U.S. states and political subdivisions

The unrealized losses associated with securities of U.S. states and political subdivisions were primarily driven by changes in interest rates and were not due to the credit quality of the securities. Some of these securities are guaranteed by a bond insurer, but management did not rely on the guarantee in making its investment decision. These securities will continue to be monitored as part of the Company’s quarterly impairment analysis, but are expected to perform even if the rating agencies reduce the credit rating of the bond insurers. As a result, the Company expects to recover the entire amortized cost basis of these securities.

Cost-method investments

At June 30, 2015, cost-method investments with an aggregate cost of $1.4 million were not evaluated for impairment because the Company did not identify any events or changes in circumstances that may have a significant adverse effect on the fair value of these cost-method investments.

The carrying values of the Company’s investment securities could decline in the future if the financial condition of an issuer deteriorates and the Company determines it is probable that it will not recover the entire amortized cost basis for the security. As a result, there is a risk that other-than-temporary impairment charges may occur in the future.

Other-Than-Temporarily Impaired Securities

Credit-impaired debt securities are debt securities where the Company has written down the amortized cost basis of a security for other-than-temporary impairment and the credit component of the loss is recognized in earnings. At June 30, 2015 and December 31, 2014, the Company had no credit-impaired debt securities and there were no additions or reductions in the credit loss component of credit-impaired debt securities during the six months ended June 30, 2015 and 2014, respectively.

Other-Than-Temporary Impairment

The following table presents details of the other-than-temporary impairment related to securities.

	Quarter ended June 30,		Six Months Ended June 30,
(Dollars in thousands)	2015	2014	2015	2014
Other-than-temporary impairment charges
Debt securities:
Agency RMBS	$—	$—	$—	$333
Total debt securities	—	—	—	333
Total other-than-temporary impairment charges	$—	$—	$—	$333
Other-than-temporary impairment on debt securities:
Recorded as part of gross realized losses:
Securities with intent to sell	—	—	—	333
Total other-than-temporary impairment on debt securities	$—	$—	$—	$333

Realized Gains and Losses

	The following table presents the gross realized gains and losses on sales of securities.

	Quarter ended June 30,		Six Months Ended June 30,
(Dollars in thousands)	2015	2014	2015	2014
Gross realized gains	$—	$12	$3	$38
Realized gains, net	$—	$12	$3	$38